Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000248535
Shareholder Report [Line Items]
Fund Name	WisdomTree 1-3 Year Laddered Treasury Fund
Trading Symbol	USSH
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree 1-3 Year Laddered Treasury Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 1-3 Year Laddered Treasury Fund	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 3/14/24
Fund NAV Returns	2.29%	3.93%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.71%
Bloomberg U.S. Treasury 1-3 Year Laddered Index	2.45%	4.08%

AssetsNet	$ 22,546,730
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 32,455
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$22,546,730 # of Portfolio Holdings25 Portfolio Turnover Rate100% Investment Advisory Fees Paid, Net$32,455
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	99.0%
Mutual Fund	0.2%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 3.50%, due 10/31/2027	4.2%
U.S. Treasury Notes, 3.38%, due 9/15/2028	4.2%
U.S. Treasury Notes, 3.38%, due 12/31/2027	4.2%
U.S. Treasury Notes, 3.88%, due 4/15/2029	4.2%
U.S. Treasury Notes, 4.13%, due 8/31/2028	4.2%
U.S. Treasury Notes, 3.38%, due 2/29/2028	4.2%
U.S. Treasury Notes, 4.25%, due 7/31/2028	4.2%
U.S. Treasury Notes, 3.88%, due 3/31/2028	4.2%
U.S. Treasury Notes, 3.88%, due 5/15/2029	4.2%
U.S. Treasury Notes, 4.13%, due 6/30/2028	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000248538
Shareholder Report [Line Items]
Fund Name	WisdomTree 7-10 Year Laddered Treasury Fund
Trading Symbol	USIN
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree 7-10 Year Laddered Treasury Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Laddered Treasury Fund	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 3/14/24
Fund NAV Returns	0.24%	2.95%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.71%
Bloomberg U.S. Treasury 7-10 Year Laddered Index	0.36%	3.11%

AssetsNet	$ 4,376,473
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 6,011
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,376,473 # of Portfolio Holdings13 Portfolio Turnover Rate38% Investment Advisory Fees Paid, Net$6,011
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	99.1%
Mutual Fund	0.8%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.63%, due 8/15/2036	8.4%
U.S. Treasury Notes, 4.38%, due 5/15/2036	8.3%
U.S. Treasury Notes, 4.25%, due 5/15/2035	8.3%
U.S. Treasury Notes, 4.38%, due 5/15/2034	8.3%
U.S. Treasury Notes, 4.25%, due 11/15/2034	8.3%
U.S. Treasury Notes, 4.50%, due 11/15/2033	8.3%
U.S. Treasury Notes, 4.00%, due 11/15/2035	8.2%
U.S. Treasury Notes, 4.25%, due 8/15/2035	8.2%
U.S. Treasury Notes, 4.00%, due 2/15/2034	8.2%
U.S. Treasury Notes, 4.63%, due 2/15/2035	8.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000247881
Shareholder Report [Line Items]
Fund Name	WisdomTree Bianco Total Return Fund
Trading Symbol	WTBN
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Bianco Total Return Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bianco Total Return Fund	$46	0.46%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 12/20/23
Fund NAV Returns	0.77%	3.18%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.27%
Bianco Research Fixed Income Total Return Index	1.10%	3.59%

AssetsNet	$ 102,577,486
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 429,614
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$102,577,486
# of Portfolio Holdings	13
Portfolio Turnover Rate	107%
Investment Advisory Fees Paid, Net	$429,614

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	100.0%
Mutual Fund	0.0%Footnote Reference*
Other Assets and Liabilities, Net	(0.0)Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Asset Breakdown (% of Net Assets)

Table Summary
Domestic Fixed Income	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
iShares MBS ETF	25.8%
iShares 3-7 Year Treasury Bond ETF	15.7%
Schwab Short-Term U.S. Treasury ETF	13.1%
Schwab Long-Term U.S. Treasury ETF	9.0%
Vanguard Short-Term Corporate Bond ETF	7.8%
Vanguard Long-Term Corporate Bond ETF	7.4%
Vanguard Intermediate-Term Corporate Bond ETF	6.4%
iShares 7-10 Year Treasury Bond ETF	5.0%
State Street SPDR Bloomberg Convertible Securities ETF	5.0%
iShares Agency Bond ETF	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000133150
Shareholder Report [Line Items]
Fund Name	WisdomTree Bloomberg U.S. Dollar Bullish Fund
Trading Symbol	USDU
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Bloomberg U.S. Dollar Bullish Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bloomberg U.S. Dollar Bullish Fund	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	4.16%	5.10%	2.68%
Bloomberg Dollar Total Return Index	4.78%	5.44%	2.80%
Bloomberg Dollar Spot Index	-0.40%	0.85%	0.07%

AssetsNet	$ 279,350,210
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,429,119
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$279,350,210 # of Portfolio Holdings6 Portfolio Turnover Rate96% Investment Advisory Fees Paid, Net$1,429,119
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	96.6%
Exchange-Traded Fund	4.5%
Mutual Fund	0.1%
Other Assets and Liabilities, Net	(1.2)%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.74%, due 10/6/2026	24.4%
U.S. Treasury Bills, 3.67%, due 9/10/2026	24.3%
U.S. Treasury Bills, 3.86%, due 12/3/2026	24.0%
U.S. Treasury Bills, 3.82%, due 11/5/2026	23.9%
WisdomTree Floating Rate Treasury Fund	4.5%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000258460
Shareholder Report [Line Items]
Fund Name	WisdomTree Core Laddered Municipal Fund
Trading Symbol	WTMU
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Core Laddered Municipal Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Core Laddered Municipal Fund	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 4/3/25
Fund NAV Returns	2.93%	3.52%
Bloomberg U.S. Municipal Bond Index	4.12%	3.07%
Bloomberg 3-15yr Municipal Blend (2-17) Index	2.93%	3.18%

AssetsNet	$ 9,073,609
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 21,474
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,073,609 # of Portfolio Holdings89 Portfolio Turnover Rate47% Investment Advisory Fees Paid, Net$21,474
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
Municipal Bonds	98.5%
Mutual Fund	13.8%
Other Assets and Liabilities, Net	(12.3)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
BlackRock Liquidity MuniCash, Institutional Shares, 2.21%	13.8%
Texas Public Finance Authority, 5.00%, due 2/1/2027	3.2%
Port of Portland OR Airport Revenue, 5.25%, due 7/1/2039	2.9%
Massachusetts Port Authority, 5.00%, due 7/1/2030	2.9%
Kentucky Public Energy Authority, 5.00%, due 5/1/2036	2.9%
Michigan Finance Authority, 5.00%, due 1/1/2032	2.6%
Health & Educational Facilities Authority of the State of Missouri, 5.00%, due 6/1/2031	2.6%
County of Harris TX Toll Road Revenue, 5.00%, due 8/15/2028	2.5%
Berea City School District, 5.00%, due 12/1/2038	2.5%
Aquarion Water Authority, 5.25%, due 8/1/2041	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000230569
Shareholder Report [Line Items]
Fund Name	WisdomTree Efficient Gold Plus Equity Strategy Fund
Trading Symbol	GDE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Equity Strategy Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Equity Strategy Fund	$24	0.20%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 3/17/22
Fund NAV Returns	40.12%	28.89%
S&P 500® Index	20.38%	15.19%

AssetsNet	$ 481,686,793
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 1,045,140
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$481,686,793 # of Portfolio Holdings505 Portfolio Turnover Rate96% Investment Advisory Fees Paid, Net$1,045,140
Holdings [Text Block]

Country Breakdown (% of Net Assets)

Table Summary
United States	88.1%
South Korea	0.1%
Brazil	0.1%
Other Assets and Liabilities, Net	11.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	7.2%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.4%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.1%
Meta Platforms, Inc., Class A	1.8%
Eli Lilly & Co.	1.5%
Berkshire Hathaway, Inc., Class B	1.4%
Tesla, Inc.	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000230570
Shareholder Report [Line Items]
Fund Name	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund
Trading Symbol	GDMN
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund	$60	0.45%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 12/16/21
Fund NAV Returns	65.04%	40.26%
S&P 500® Index	20.38%	12.55%
NYSE ARCA Gold Miners Index	62.82%	32.58%

AssetsNet	$ 220,938,293
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 852,692
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$220,938,293 # of Portfolio Holdings56 Portfolio Turnover Rate67% Investment Advisory Fees Paid, Net$852,692
Holdings [Text Block]

Country Breakdown (% of Net Assets)

Table Summary
Canada	38.0%
Australia	17.1%
United States	16.6%
South Africa	6.2%
Brazil	4.1%
China	2.2%
Ivory Coast	1.8%
Burkina Faso	1.5%
Turkey	1.3%
Mexico	1.3%
Other Countries	1.5%
Other Assets and Liabilities, Net	8.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Newmont Corp.	11.7%
Agnico Eagle Mines Ltd.	7.2%
Barrick Mining Corp.	7.1%
Anglogold Ashanti PLC	5.9%
Kinross Gold Corp.	4.8%
Gold Fields Ltd., ADR	4.6%
Wheaton Precious Metals Corp.	4.1%
Franco-Nevada Corp.	3.6%
Evolution Mining Ltd.	3.2%
Northern Star Resources Ltd.	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000272096
Shareholder Report [Line Items]
Fund Name	WisdomTree Efficient Rare Earth Plus Strategic Metals Fund
Trading Symbol	WDIG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Efficient Rare Earth Plus Strategic Metals Fund (the "Fund") for the period of May 7, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Rare Earth Plus Strategic Metals Fund	$17	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 5/7/26. Actual expenses are calculated using a 117/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.55%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Since Inception 5/7/26Footnote Reference*
Fund NAV Returns	-12.20%
MSCI All Country World Index (ACWI)	4.55%
MSCI ACWI Metals & Mining Index	5.03%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

AssetsNet	$ 5,818,726
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 10,084
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,818,726 # of Portfolio Holdings102 Portfolio Turnover Rate10% Investment Advisory Fees Paid, Net$10,084
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
Common Stocks	85.6%
Mutual Fund	6.6%
Other Assets and Liabilities, Net	7.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	6.6%
ATI, Inc.	4.3%
Materion Corp.	3.5%
Lynas Rare Earths, Ltd.	2.9%
Southern Copper Corp.	2.7%
Iluka Resources Ltd.	2.4%
Freeport-McMoRan, Inc.	2.3%
MP Materials Corp.	2.3%
Grupo Mexico SAB de CV, Series B	2.1%
Energy Fuels, Inc.	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000265267
Shareholder Report [Line Items]
Fund Name	WisdomTree Efficient TIPS Plus Gold Fund
Trading Symbol	GDT
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Efficient TIPS Plus Gold Fund (the "Fund") for the period of January 22, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient TIPS Plus Gold Fund	$13	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 1/22/26. Actual expenses are calculated using a 222/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.23%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Since Inception 1/22/26Footnote Reference*
Fund NAV Returns	-8.02%
ICE 0-5 Year US Inflation-Linked Treasury Index	1.79%
S&P GSCI Gold Total Return Index	-8.66%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

AssetsNet	$ 11,766,198
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 11,766
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$11,766,198 # of Portfolio Holdings21 Portfolio Turnover Rate56% Investment Advisory Fees Paid, Net$11,766
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	92.8%
Mutual Fund	2.8%
Other Assets and Liabilities, Net	4.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Inflation Indexed Notes, 1.25%, due 4/15/2031	6.1%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 4/15/2030	5.9%
U.S. Treasury Inflation Indexed Notes, 2.13%, due 4/15/2029	5.9%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 4/15/2027	5.8%
U.S. Treasury Inflation Indexed Notes, 0.50%, due 1/15/2028	5.3%
U.S. Treasury Inflation Indexed Notes, 1.13%, due 10/15/2030	5.2%
U.S. Treasury Inflation Indexed Notes, 1.25%, due 4/15/2028	4.9%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 1/15/2031	4.8%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2027	4.7%
U.S. Treasury Inflation Indexed Notes, 2.38%, due 10/15/2028	4.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective April 20, 2026, WisdomTree Asset Management, Inc. has contractually agreed to reduce the management fee for the Fund from 0.30% to 0.20% of the Fund’s average annual daily net assets. The change will not impact the Fund’s investment objective or strategy, or nature and quality of services provided to the Fund.

Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000060975
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Currency Strategy Fund
Trading Symbol	CEW
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Currency Strategy Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Currency Strategy Fund	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	8.83%	3.91%	2.51%
JP Morgan Emerging Local Markets Index Plus	6.79%	2.70%	2.48%
Equal-Weighted Emerging Currency Composite	9.70%	3.37%	2.70%

AssetsNet	$ 17,867,063
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 75,429
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$17,867,063 # of Portfolio Holdings4 Portfolio Turnover Rate0% Investment Advisory Fees Paid, Net$75,429
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	69.6%
Repurchase Agreement	27.1%
Exchange-Traded Fund	2.3%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.71%, due 9/17/2026	34.9%
U.S. Treasury Bills, 3.72%, due 10/13/2026	34.7%
Citigroup, Inc., tri-party repurchase agreement, 3.67%, due 9/1/2026	27.1%
WisdomTree Floating Rate Treasury Fund	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000104506
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Corporate Bond Fund
Trading Symbol	EMCB
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets Corporate Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Corporate Bond Fund	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	4.18%	2.01%	3.62%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
JP Morgan CEMBI Diversified Index	4.38%	2.14%	3.79%

AssetsNet	$ 98,546,640
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 564,743
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$98,546,640 # of Portfolio Holdings200 Portfolio Turnover Rate160% Investment Advisory Fees Paid, Net$564,743
Holdings [Text Block]

Country Breakdown (% of Net Assets)

Table Summary
Mexico	9.6%
United States	8.2%
Chile	7.1%
Peru	6.1%
South Korea	5.5%
India	4.7%
Brazil	4.2%
Colombia	4.2%
South Africa	4.1%
Turkey	3.7%
Other Countries	41.2%
Other Assets and Liabilities, Net	1.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Note, 4.25%, due 8/15/2029	5.3%
Windfall Mining Group Inc/Groupe Minier Windfall, Inc., 5.85%, due 5/13/2032	1.6%
Alibaba Group Holding Ltd., 5.25%, due 5/26/2035	1.3%
Bidvest Group U.K. PLC, 6.20%, due 9/17/2032	1.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, due 4/27/2029	1.3%
Banco de Credito del Peru S.A., 6.45%, due 7/30/2035	1.1%
Bangkok Bank PCL, 3.73%, due 9/25/2034	1.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	1.0%
Sitios Latinoamerica SAB de CV, 6.00%, due 11/25/2029	1.0%
Hyundai Capital America, 5.40%, due 6/23/2032	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000088998
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Local Debt Fund
Trading Symbol	ELD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets Local Debt Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Local Debt Fund	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	8.20%	2.97%	2.57%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
JP Morgan GBI-EM Global Diversified Index Unhedged USD	7.65%	2.30%	2.74%

AssetsNet	$ 142,325,231
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 614,121
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$142,325,231 # of Portfolio Holdings209 Portfolio Turnover Rate20% Investment Advisory Fees Paid, Net$614,121
Holdings [Text Block]

Country Breakdown (% of Net Assets)

Table Summary
Indonesia	10.7%
United States	8.0%
Brazil	7.8%
Thailand	7.7%
South Africa	7.0%
Supranational	6.9%
China	6.8%
Mexico	6.3%
Peru	4.6%
Hungary	4.5%
Other Countries	26.6%
Other Assets and Liabilities, Net	3.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Citigroup, Inc., tri-party repurchase agreement, 3.67%, due 9/1/2026	7.8%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 1/1/2031	1.9%
International Finance Corp., 7.00%, due 7/20/2027	1.4%
Peru Government Bonds, 7.60%, due 8/12/2039	1.2%
Hungary Government Bonds, 6.75%, due 7/23/2031	1.2%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 1/1/2029	1.1%
International Finance Corp., 6.75%, due 9/23/2031	1.1%
Republic of South Africa Government Bonds, 10.00%, due 3/31/2033	1.0%
Peru Government Bonds, 7.30%, due 8/12/2033	1.0%
Indonesia Treasury Bonds, 6.50%, due 4/15/2036	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000221364
Shareholder Report [Line Items]
Fund Name	WisdomTree Enhanced Commodity Strategy Fund
Trading Symbol	GCC
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Enhanced Commodity Strategy Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Enhanced Commodity Strategy Fund	$63	0.53%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.53%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 12/21/20
Fund NAV Returns	36.51%	13.00%	14.61%
S&P GSCI Index	50.55%	17.61%	20.85%
Bloomberg Commodities Index	42.79%	12.22%	14.92%

AssetsNet	$ 304,468,690
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,201,609
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$304,468,690 # of Portfolio Holdings4 Portfolio Turnover Rate13% Investment Advisory Fees Paid, Net$1,201,609
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	75.7%
Exchange-Traded Funds	9.5%
Mutual Fund	5.5%
Other Assets and Liabilities, Net	9.3%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bill, 3.88%, due 1/14/2027	75.7%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	5.5%
WisdomTree Bitcoin Fund	5.1%
WisdomTree Floating Rate Treasury Fund	4.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000152580
Shareholder Report [Line Items]
Fund Name	WisdomTree Equity Premium Income Fund
Trading Symbol	WTPI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Equity Premium Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Equity Premium Income Fund	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	14.14%	9.39%	8.19%
S&P 500® Index	20.38%	12.79%	15.37%
Cboe S&P 500® PutWrite/Volos US Large Cap Target 2.5% PutWrite Spliced Index	15.10%	10.39%	8.97%

AssetsNet	$ 527,987,044
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,782,453
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$527,987,044 # of Portfolio Holdings4 Portfolio Turnover Rate0% Investment Advisory Fees Paid, Net$1,782,453
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	98.5%
Exchange-Traded Fund	4.4%
Mutual Fund	0.6%
Other Assets and Liabilities, Net	(3.5)%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.73%, due 11/5/2026	49.4%
U.S. Treasury Bills, 3.88%, due 1/14/2027	49.1%
WisdomTree Floating Rate Treasury Fund	4.4%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000136444
Shareholder Report [Line Items]
Fund Name	WisdomTree Floating Rate Treasury Fund
Trading Symbol	USFR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Fund	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	3.98%	3.86%	2.49%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg U.S. Treasury Floating Rate Bond Index	4.18%	4.04%	2.67%

AssetsNet	$ 18,761,987,208
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 25,839,279
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$18,761,987,208 # of Portfolio Holdings5 Portfolio Turnover Rate153% Investment Advisory Fees Paid, Net$25,839,279
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	99.7%
Mutual Fund	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 4.00%, due 10/31/2027	27.2%
U.S. Treasury Floating Rate Notes, 3.91%, due 1/31/2028	27.1%
U.S. Treasury Floating Rate Notes, 3.91%, due 4/30/2028	27.1%
U.S. Treasury Floating Rate Notes, 3.86%, due 7/31/2028	18.3%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	0.0%Footnote Reference*
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000258457
Shareholder Report [Line Items]
Fund Name	WisdomTree High Income Laddered Municipal Fund
Trading Symbol	WTMY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree High Income Laddered Municipal Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree High Income Laddered Municipal Fund	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 4/3/25
Fund NAV Returns	4.57%	3.31%
Bloomberg U.S. Municipal High Yield (Non-investment Grade) Bonds Index	6.66%	2.84%
50% Bloomberg 3-15yr Municipal Blend (2-17) Index / 50% Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index	4.78%	3.02%

AssetsNet	$ 4,986,985
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 18,488
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,986,985 # of Portfolio Holdings69 Portfolio Turnover Rate22% Investment Advisory Fees Paid, Net$18,488
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
Municipal Bonds	98.5%
Mutual Fund	1.5%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Public Finance Authority, 6.50%, due 12/31/2065	5.5%
Oklahoma Development Finance Authority, 5.50%, due 8/15/2057	5.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, due 7/1/2058	5.2%
Chicago Board of Education, 6.25%, due 12/1/2050	5.1%
Florida Development Finance Corp., 5.25%, due 7/1/2053	3.9%
Tobacco Settlement Financing Corp., 5.00%, due 6/1/2046	3.2%
Build NYC Resource Corp., 7.00%, due 12/15/2055	3.1%
High Star Ranch Infrastructure Financing District, 6.25%, due 12/1/2055	3.0%
City of Houston TX Airport System Revenue, 5.50%, due 7/15/2036	2.6%
City of Chicago IL Wastewater Transmission Revenue, 5.00%, due 1/1/2038	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000260544
Shareholder Report [Line Items]
Fund Name	WisdomTree Inflation Plus Fund
Trading Symbol	WTIP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Inflation Plus Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Inflation Plus Fund	$74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 6/18/25
Fund NAV Returns	26.96%	23.34%
Bloomberg Commodities Index	42.79%	31.12%
ICE 0-5 Year US Inflation-Linked Treasury Index	2.20%	3.64%

AssetsNet	$ 24,079,458
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 81,752
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$24,079,458 # of Portfolio Holdings22 Portfolio Turnover Rate52% Investment Advisory Fees Paid, Net$81,752
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	80.5%
Mutual Fund	15.9%
Exchange-Traded Fund	2.9%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	15.9%
U.S. Treasury Inflation Indexed Notes, 1.13%, due 10/15/2030	4.8%
U.S. Treasury Inflation Indexed Notes, 1.25%, due 4/15/2031	4.7%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 4/15/2030	4.7%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2029	4.6%
U.S. Treasury Inflation Indexed Notes, 2.13%, due 4/15/2029	4.4%
U.S. Treasury Inflation Indexed Notes, 2.38%, due 10/15/2028	4.4%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2027	4.3%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 4/15/2027	4.2%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 10/15/2026	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000134342
Shareholder Report [Line Items]
Fund Name	WisdomTree Interest Rate Hedged High Yield Bond Fund
Trading Symbol	HYZD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Interest Rate Hedged High Yield Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged High Yield Bond Fund	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	7.00%	6.28%	5.21%
Bloomberg U.S. Universal Total Return Index Value Unhedged USD	2.23%	0.10%	1.77%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA Merrill Lynch U.S. High Yield Index	4.80%	4.09%	5.28%
ICE BofA ML 0-5 Yr U.S. High Yield Constrained, Zero Duration/ WisdomTree U.S. High Yield Corp Bond, Zero Duration Spliced Index	7.70%	6.83%	6.01%

AssetsNet	$ 296,209,155
Holdings Count | Holding	493
Advisory Fees Paid, Amount	$ 943,747
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$296,209,155 # of Portfolio Holdings493 Portfolio Turnover Rate72% Investment Advisory Fees Paid, Net$943,747
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
Corporate Bonds	95.6%
U.S. Government Obligations	1.3%
Mutual Fund	0.6%
Other Assets and Liabilities, Net	2.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.25%, due 8/15/2029	1.1%
Celanese U.S. Holdings LLC, 7.35%, due 11/15/2028	0.6%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	0.6%
SM Energy Co., 9.63%, due 6/15/2033	0.6%
Caesars Entertainment, Inc., 7.00%, due 2/15/2030	0.6%
Post Holdings, Inc., 4.63%, due 4/15/2030	0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, due 2/1/2029	0.5%
Viatris, Inc., 2.30%, due 6/22/2027	0.5%
Crescent Energy Finance LLC, 7.88%, due 4/15/2032	0.5%
Crescent Energy Finance LLC, 7.63%, due 4/1/2032	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000134336
Shareholder Report [Line Items]
Fund Name	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
Trading Symbol	AGZD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	5.15%	4.50%	3.18%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration	5.27%	4.52%	3.21%

AssetsNet	$ 144,491,443
Holdings Count | Holding	1,496
Advisory Fees Paid, Amount	$ 231,453
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$144,491,443
  # of Portfolio Holdings1,496
  Portfolio Turnover Rate119%
  Portfolio Turnover Rate Excluding TBA Roll Transactions54%
  Investment Advisory Fees Paid, Net$231,453

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	45.8%
Corporate Bonds	24.0%
U.S. Government Agencies	23.7%
Repurchase Agreement	4.1%
Commercial Mortgage-Backed Securities	1.4%
Supranational Bonds	1.3%
Foreign Government Obligations	1.2%
Asset-Backed Securities	0.4%
Municipal Bonds	0.3%
Others	0.5%
Other Assets and Liabilities, Net	(2.7)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Citigroup, Inc., 3.67%, due 9/1/2026	4.1%
U.S. Treasury Notes, 4.13%, due 6/30/2028	0.9%
U.S. Treasury Notes, 4.38%, due 5/15/2036	0.6%
Uniform Mortgage-Backed Securities, 6.00%, due 9/1/2056	0.6%
Uniform Mortgage-Backed Securities, 5.50%, due 9/1/2056	0.5%
U.S. Treasury Notes, 4.38%, due 8/31/2028	0.5%
U.S. Treasury Notes, 1.38%, due 11/15/2031	0.5%
Uniform Mortgage-Backed Securities, 3.00%, due 9/1/2056	0.5%
U.S. Treasury Notes, 4.50%, due 11/15/2033	0.5%
U.S. Treasury Notes, 3.38%, due 5/15/2033	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000079238
Shareholder Report [Line Items]
Fund Name	WisdomTree Managed Futures Strategy Fund
Trading Symbol	WTMF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Managed Futures Strategy Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Managed Futures Strategy Fund	$70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	18.24%	6.49%	3.85%
ICE BofA US 3-Month Treasury Bill Index	3.71%	3.65%	2.40%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite	12.91%	7.32%	9.71%
S&P GSCI Index	50.55%	17.61%	10.21%

AssetsNet	$ 262,783,907
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,345,785
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$262,783,907 # of Portfolio Holdings4 Portfolio Turnover Rate106% Investment Advisory Fees Paid, Net$1,345,785
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	81.0%
Mutual Fund	9.2%
Exchange-Traded Funds	6.2%
Other Assets and Liabilities, Net	3.6%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bill, 3.88%, due 1/14/2027	81.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	9.2%
WisdomTree Floating Rate Treasury Fund	4.4%
WisdomTree Bitcoin Fund	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000210706
Shareholder Report [Line Items]
Fund Name	WisdomTree Mortgage Plus Bond Fund
Trading Symbol	MTGP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Mortgage Plus Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Mortgage Plus Bond Fund	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 11/14/19
Fund NAV Returns	2.55%	0.16%	0.91%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	0.80%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	2.98%	0.30%	0.84%

AssetsNet	$ 73,832,123
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 314,666
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$73,832,123 # of Portfolio Holdings186 Portfolio Turnover Rate144% Portfolio Turnover Rate Excluding TBA Roll Transactions26% Investment Advisory Fees Paid, Net$314,666
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
Collateralized Mortgage Obligations	54.3%
U.S. Government Agencies	49.4%
Commercial Mortgage-Backed Securities	4.5%
Collateralized Loan Obligations	1.0%
U.S. Government Obligations	0.3%
Other Assets and Liabilities, Net	(9.5)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Securities, 5.50%, due 10/15/2056	4.8%
Federal National Mortgage Association REMICs, 4.84%, due 6/25/2055	3.2%
Federal Home Loan Mortgage Corp. REMICs, 4.89%, due 5/25/2055	3.1%
Federal National Mortgage Association, 5.00%, due 8/1/2053	3.1%
Federal Home Loan Mortgage Corp. REMICs, 4.74%, due 12/25/2054	3.1%
Government National Mortgage Association, 2.00%, due 10/20/2051	2.2%
Federal National Mortgage Association, 5.00%, due 9/1/2052	2.1%
Federal National Mortgage Association, 3.50%, due 9/1/2052	2.0%
Sequoia Mortgage Trust, 5.50%, due 8/25/2056	2.0%
Federal National Mortgage Association, 3.00%, due 5/1/2052	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000225934
Shareholder Report [Line Items]
Fund Name	WisdomTree Private Credit and Alternative Income Fund
Trading Symbol	HYIN
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Private Credit and Alternative Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Private Credit and Alternative Income Fund	$48	0.50%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 5/6/21
Fund NAV Returns	-8.43%	-0.28%	0.35%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	0.06%
Gapstow Private Credit and Alternative Income Index	-8.18%	0.14%	0.77%
ICE BofA Merrill Lynch U.S. High Yield Index	4.80%	4.09%	4.30%
S&P 500® Index	20.38%	12.79%	13.80%

AssetsNet	$ 51,984,344
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 269,989
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$51,984,344 # of Portfolio Holdings32 Portfolio Turnover Rate53% Investment Advisory Fees Paid, Net$269,989
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
Common Stocks	74.5%
Closed-End Funds	25.4%
Mutual Fund	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
FS KKR Capital Corp.	3.9%
Oxford Lane Capital Corp.	3.7%
Main Street Capital Corp.	3.7%
Sixth Street Specialty Lending, Inc.	3.7%
Hercules Capital, Inc.	3.7%
Ares Capital Corp.	3.5%
Blue Owl Technology Finance Corp.	3.5%
Rithm Capital Corp.	3.5%
Blackstone Secured Lending Fund	3.4%
Golub Capital BDC, Inc.	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000222596
Shareholder Report [Line Items]
Fund Name	WisdomTree Target Range Fund
Trading Symbol	GTR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Target Range Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Target Range Fund	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 10/7/21
Fund NAV Returns	15.89%	5.39%
MSCI All Country World Index (ACWI)	22.35%	12.06%
TOPS Global Target Range Index	15.37%	5.36%

AssetsNet	$ 72,867,711
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 456,177
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$72,867,711 # of Portfolio Holdings6 Portfolio Turnover Rate0% Investment Advisory Fees Paid, Net$456,177
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	76.7%
Purchased Options (Exchange-Traded)	24.9%
Mutual Fund	0.8%
Other Assets and Liabilities, Net	(2.4)%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bill, 3.88%, due 1/14/2027	76.7%
State Street SPDR S&P 500 ETF Trust, Purchased Call Option @ $590 expiring 1/15/2027	12.4%
iShares Russell 2000 ETF, Purchased Call Option @ $225 expiring 1/15/2027	5.1%
iShares MSCI EAFE ETF, Purchased Call Option @ $85 expiring 1/15/2027	4.5%
iShares MSCI Emerging Markets ETF, Purchased Call Option @ $49 expiring 1/15/2027	2.9%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000239876
Shareholder Report [Line Items]
Fund Name	WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Trading Symbol	UNIY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Voya Yield Enhanced USD Universal Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 2/7/23
Fund NAV Returns	2.06%	3.60%
Bloomberg U.S. Universal Total Return Index Value Unhedged USD	2.23%	3.67%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.15%
Bloomberg U.S. Universal Enhanced Yield Index	2.32%	3.94%

AssetsNet	$ 1,310,762,683
Holdings Count | Holding	5,919
Advisory Fees Paid, Amount	$ 2,006,082
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,310,762,683
  # of Portfolio Holdings5,919
  Portfolio Turnover Rate82%
  Portfolio Turnover Rate Excluding TBA Roll Transactions82%
  Investment Advisory Fees Paid, Net$2,006,082

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
Corporate Bonds	42.6%
U.S. Government Obligations	26.1%
U.S. Government Agencies	17.1%
Foreign Government Obligations	4.9%
Commercial Mortgage-Backed Securities	3.4%
Asset-Backed Securities	2.6%
Foreign Government Agencies	0.8%
Supranational Bonds	0.7%
Others	0.9%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 3.50%, due 11/15/2028	3.1%
U.S. Treasury Notes, 3.50%, due 1/31/2028	2.2%
U.S. Treasury Notes, 4.63%, due 8/15/2036	2.1%
U.S. Treasury Notes, 0.63%, due 8/15/2030	2.0%
U.S. Treasury Bonds, 3.00%, due 8/15/2052	2.0%
U.S. Treasury Notes, 4.25%, due 8/15/2029	1.9%
U.S. Treasury Notes, 3.75%, due 1/31/2031	1.4%
U.S. Treasury Bonds, 5.13%, due 8/15/2046	1.3%
U.S. Treasury Notes, 3.50%, due 10/15/2028	1.0%
Tennessee Valley Authority, 3.50%, due 12/15/2042	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000156663
Shareholder Report [Line Items]
Fund Name	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Trading Symbol	AGGY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	1.90%	-0.43%	1.40%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg U.S. Aggregate Enhanced Yield Index	2.09%	-0.25%	1.61%

AssetsNet	$ 906,717,859
Holdings Count | Holding	2,073
Advisory Fees Paid, Amount	$ 1,029,902
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$906,717,859
  # of Portfolio Holdings2,073
  Portfolio Turnover Rate97%
  Portfolio Turnover Rate Excluding TBA Roll Transactions76%
  Investment Advisory Fees Paid, Net$1,029,902

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
Corporate Bonds	44.3%
U.S. Government Obligations	25.0%
U.S. Government Agencies	13.7%
Commercial Mortgage-Backed Securities	6.7%
Asset-Backed Securities	5.0%
Foreign Government Obligations	3.4%
Repurchase Agreement	1.3%
Municipal Bonds	0.6%
Mortgage-Backed Securities	0.2%
Other Assets and Liabilities, Net	(0.2)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Citigroup, Inc., tri-party repurchase agreement, 3.67%, due 9/1/2026	1.3%
Tennessee Valley Authority, 5.25%, due 9/15/2039	1.1%
U.S. Treasury Notes, 1.25%, due 3/31/2028	1.1%
Tennessee Valley Authority, 5.25%, due 2/1/2055	0.8%
Federal National Mortgage Association, 5.63%, due 7/15/2037	0.6%
U.S. Treasury Notes, 0.88%, due 11/15/2030	0.6%
U.S. Treasury Notes, 3.88%, due 6/15/2028	0.6%
U.S. Treasury Notes, 1.25%, due 6/30/2028	0.5%
U.S. Treasury Notes, 3.88%, due 3/15/2028	0.5%
U.S. Treasury Notes, 4.38%, due 7/31/2031	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000184315
Shareholder Report [Line Items]
Fund Name	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Trading Symbol	SHAG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 5/18/17
Fund NAV Returns	2.35%	1.63%	2.15%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.62%
Bloomberg U.S. Short Aggregate Composite Index	2.17%	1.66%	2.10%
Bloomberg U.S. Short Aggregate Enhanced Yield Index	2.48%	1.75%	2.22%

AssetsNet	$ 47,104,761
Holdings Count | Holding	1,197
Advisory Fees Paid, Amount	$ 65,197
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$47,104,761
  # of Portfolio Holdings1,197
  Portfolio Turnover Rate132%
  Portfolio Turnover Rate Excluding TBA Roll Transactions132%
  Investment Advisory Fees Paid, Net$65,197

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
Corporate Bonds	60.1%
U.S. Government Obligations	18.1%
Commercial Mortgage-Backed Securities	10.7%
U.S. Government Agencies	6.8%
Foreign Government Obligations	1.9%
Mutual Fund	1.3%
Asset-Backed Securities	0.1%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.67%, due 9/1/2026	2.6%
U.S. Treasury Notes, 3.50%, due 1/31/2028	2.4%
U.S. Treasury Notes, 3.50%, due 1/15/2029	2.1%
U.S. Treasury Notes, 4.13%, due 8/31/2028	2.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	1.3%
Federal National Mortgage Association, 7.25%, due 5/15/2030	1.3%
Tennessee Valley Authority, 7.13%, due 5/1/2030	0.9%
Federal Home Loan Bank, 3.25%, due 6/9/2028	0.7%
Ford Motor Credit Co. LLC, 5.73%, due 9/5/2030	0.7%
BANK5, 5.42%, due 12/15/2057	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory

[1]	Annualized.
[2]	Annualized.